Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Net book value		$ 66,761
Cash and accounts payable		86,296
Property plant and equipment		19,535
Disposal of right of use assets		37,353
Lease component value		69,217
Gain on termination of lease		$ 31,864